Property and Equipment - Schedule of Property and Equipment (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Property Plant And Equipment [Line Items]
Property and equipment, gross	$ 73,504	$ 73,613	$ 73,971
Less: accumulated depreciation and amortization	(21,543)	(21,080)	(19,299)
Property and equipment, net	51,961	52,533	54,672
Buildings and Improvements
Property Plant And Equipment [Line Items]
Property and equipment, gross	$ 65,672	$ 65,629	65,533
Buildings and Improvements | Minimum
Property Plant And Equipment [Line Items]
Useful lives	5 years	5 years
Buildings and Improvements | Maximum
Property Plant And Equipment [Line Items]
Useful lives	40 years	40 years
Equipment and Computer Related
Property Plant And Equipment [Line Items]
Property and equipment, gross	$ 5,056	$ 5,139	5,601
Equipment and Computer Related | Minimum
Property Plant And Equipment [Line Items]
Useful lives	2 years	2 years
Equipment and Computer Related | Maximum
Property Plant And Equipment [Line Items]
Useful lives	10 years	10 years
Land
Property Plant And Equipment [Line Items]
Property and equipment, gross	$ 2,776	$ 2,776	2,779
Construction in Process
Property Plant And Equipment [Line Items]
Property and equipment, gross		$ 69	$ 58